Off-balance Sheet Items - Schedule of Counter-guarantees, Classified by Type (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
Other Preferred Guarantees Received	$ 65,887	$ 1,265,645
Other Guarantees Received	$ 285,247	$ 713,086